Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit / (Loss) for the year	$ 1,070		$ 342	[1],[2]	$ (23,233)	[1],[2]
- Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(78,961)		(27,828)		(121,296)
Cash flow hedge, net of income tax	(14,386)	[3]	(19,420)	[4]	(32,195)	[5]
- Items that will not be reclassified to profit or loss:
Revaluation surplus net of income tax (Note 12, 14)	29,453		(31,929)		405,906
Other comprehensive (loss) / income for the year	(63,894)		(79,177)		252,415
Total comprehensive (loss) / income for the year	(62,824)		(78,835)		229,182
Attributable to:
Equity holders of the parent	(63,353)		(75,437)		213,641
Non-controlling interest	$ 529		$ (3,398)		$ 15,541

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1.
[3]	Net of 5,729 of Income tax.
[4]	Net of 6,752 of Income tax
[5]	Net of 11,322 of income tax.